Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Schedule of Finite-Lived Intangible Assets and Liabilities
Our identifiable intangible assets and liabilities are summarized as follows (in thousands):

	December 31, 2012	December 31, 2011
Acquired above-market leases
Gross amount	$28,370	$37,893
Accumulated amortization	(28,321)	(35,400)
	$49	$2,493

Acquired in-place leases
Gross amount	$83,488	$112,033
Accumulated amortization	(79,242)	(99,994)
	$4,246	$12,039

Acquired below-market leases
Gross amount	$(87,158)	$(141,988)
Accumulated amortization	82,029	117,878
	$(5,129)	$(24,110)

Schedule of Finite-lived Intangible Assets and Liabilities Amortization Expense and Rental Income
The impact of the amortization of acquired below-market leases, net of acquired above-market leases, on our rental income and of acquired in-place leases on our depreciation and amortization expense is as follows (in millions):

	For the Year Ended December 31,
	2012	2011	2010
Continuing Operations
Rental income	$3.8	$4.2	$4.3
Depreciation and amortization expense	1.4	1.6	1.9

Discontinued Operations
Rental income	$4.2	$7.4	$14.0
Depreciation and amortization expense	1.8	4.0	9.2

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2012, our estimate of the amortization of these intangible assets and liabilities over the next five years is as follows (in thousands):

	Acquired Above- Market Leases	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$22	$1,159	$(2,466)
2014	11	886	(1,027)
2015	5	785	(641)
2016	5	651	(455)
2017	5	647	(453)
Thereafter	1	118	(87)
	$49	$4,246	$(5,129)
As of December 31, 2012, our estimate of the increase in depreciation and amortization expense of the amortization of acquired in-place leases and the benefit to rental income of the amortization of acquired below-market leases associated with US Bank Tower is as follows (in millions):

	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$77	$(606)
2014	77	(254)
2015	63	(133)
2016	—	—
2017	—	—
Thereafter	—	—
	$217	$(993)